Parent Company Only	12 Months Ended
Dec. 31, 2011
Parent Company Only [Abstract]
Parent Company Only
(17) Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Income

(dollars in thousands)		Years Ended December 31,
Income:	2011	2010	2009

Dividends and interest from subsidiaries	$19,635	14,128	13,771
Net gain on sales of securities	45	-	-
Income from other investments	1	3	1
Total income	19,681	14,131	13,772
Expense:
Operating supplies	86	81	66
Professional services	362	599	366
Miscellaneous expense	555	329	417
Total expense	1,003	1,009	849
Income before income taxes and subsidiaries'undistributed earnings	18,678	13,122	12,923
Income tax benefit	(174)	(343)	(228)
Income before subsidiaries'undistributed earnings	18,852	13,465	13,151
Equity in undistributed earnings of subsidiaries	14,235	15,856	14,969
Net income	$33,087	29,321	28,120

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2011	2010
Cash in subsidiary bank	$10,663	9,339
Investments in subsidiaries	333,822	246,502
Securities available for sale	10	317
Other assets	269	30
Total assets	344,764	256,188
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	6,248	748
Total liabilities	6,248	748
Shareholders' equity	338,516	255,440
Total liabilities and shareholders'equity	$344,764	256,188

Statements of Cash Flows

(dollars in thousands)		Years Ended December 31,
	2011	2010	2009

Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$33,087	29,321	28,120
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(14,235)	(15,856)	(14,969)
Stock based compensation expense	287	176	214
Net gain on sales of securities	(45)	-	-
Net change in other assets and accrued expenses	(232)	(310)	(209)
Total adjustments	(14,225)	(15,990)	(14,964)
Net cash provided by operating activities	18,862	13,331	13,156
Cash flows from investing activities:
Proceeds from sale of securities available for sale	372	-	-
Investment in bank subsidiary	(67,000)	-	-
Purchases of securities available for sale	(68)	-	-
Net cash provided by investing activities	(66,696)	-	-
Cash flows from financing activities:
Dividends paid	(21,320)	(19,447)	(26,313)
Net proceeds from common stock offering	67,578	-	-
Proceeds from sales of treasury stock	2,900	2,833	3,909

Net cash used in financing activities	49,158	(16,614)	(22,404)

Net (decrease) increase in cash and cash equivalents	1,324	(3,283)	(9,248)

Cash and cash equivalents at beginning of year	9,339	12,622	21,870

Cash and cash equivalents at end of year	$10,663	9,339	12,622